CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND	CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND
Servicing Class (CNIXX)	Servicing Class (CNRZX)
Class N (CNGXX)	Class N (RIMOX)
Class S (CNFXX)

CITY NATIONAL ROCHDALE CALIFORNIA TAX EXEMPT BOND FUND	CITY NATIONAL ROCHDALE EQUITY INCOME FUND
Servicing Class (CNTIX)	Servicing Class (CNRHX)
Class N (CCTEX)	Class N (RIMHX)

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND	CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND
Servicing Class (CNRMX)	Institutional Class (CNRUX)
Class N (CNRNX)	Servicing Class (CNRVX)
Class N (CNRWX)

Supplement dated September 15, 2023, to the

Statement of Additional Information (“SAI”) dated January 31, 2023

The “Investments” sub-section of the “Investment Techniques and Risk Considerations” section beginning on page 7 of the SAI is supplemented with the following:

Direct Lending Exposure Risk. The Fixed Income Opportunities Fund may invest (as a non-principal investment strategy) in BDCs that make direct loans and engage in direct lending, which practice involves certain risks. If a loan is foreclosed, a BDC could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. As a result, the BDC may be exposed to losses resulting from default and foreclosure. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying assets will further reduce the proceeds and thus increase the loss. There is no assurance that a BDC will correctly evaluate the value of the assets collateralizing the loan. In the event of a reorganization or liquidation proceeding relating to the borrower, a BDC may lose all or part of the amounts advanced to the borrower. There is no assurance that the protection of a BDC’s interests is adequate, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, there is no assurance that claims will not be asserted that might interfere with enforcement of a BDC’s rights.

There may be no restrictions on the credit quality of a BDC’s loans. Loans may be deemed to have substantial vulnerability to default in payment of interest and/or principal. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced on loans in which a BDC has invested. Certain of the loans in which a BDC may invest have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than better quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.

Loans to issuers operating in workout modes or under Chapter 11 of the U.S. Bankruptcy Code or the equivalent laws of member states of the European Union are, in certain circumstances, subject to certain potential liabilities that may exceed the amount of the loan.

Various state licensing requirements could apply to a BDC with respect to investments in, or the origination and servicing of, loans and similar assets. In states in which it is licensed, the BDC or its manager will be required to comply with applicable laws and regulations, including consumer protection and anti-fraud laws, which could impose restrictions on the BDC’s or its manager’s ability to take certain actions to protect the value of its investments in such assets and impose compliance costs. Failure to comply with such laws and regulations could lead to, among other penalties, a loss of the BDC’s or its manager’s license, which could require the BDC to divest assets located in or secured by real property located in that state.

Loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. These legal proceedings range from actions involving a single plaintiff to class action lawsuits with potentially tens of thousands of class members. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations or regulatory actions, or private lawsuits, including purported class action lawsuits, may adversely affect such companies’ financial results. To the extent a BDC seeks to engage in origination and/or servicing directly, or has a financial interest in, or is otherwise affiliated with, an origination or servicing company, the BDC will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the BDC may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the BDC and its investments.

Any of the factors referred to above could adversely impact the Fund’s investment in such a BDC and could cause the Fund to suffer losses.

The Independent Trustees and Officers tables in the “Management of the Trust” section beginning on page 66 of the SAI are deleted in their entirety and replaced with the following:

Independent Trustees

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation for the Past Five Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee for the Past Five Years
Daniel A. Hanwacker Year of Birth: 1951	Trustee	Since 2013	CEO and President, Hanwacker Associates, Inc. (asset management consulting and executive search services) (2001-present). Managing Director - Asset Management, Putnam Lovell Securities (2000-2001). Co- Founding Partner, Constellation Financial Management Co., LLC (1995-2000).	8	None
Jon C. Hunt Year of Birth: 1951	Trustee	Since 2013	Retired (2013 to present). Consultant to Management, Convergent Capital Management, LLC (“CCM”) (2012-2013). Managing Director and Chief Operating Officer, CCM (1998-2012).	8	Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.
Julie C. Miller Year of Birth: 1957	Trustee	Since 2020	Certified Public Accountant (CPA) and Partner, Holthouse, Carlin & Van Trigt LLP (accounting firm) (2006–present).	8	None.
Jay C. Nadel Year of Birth: 1958	Trustee Chairman	Since 2013 Since 2019	Financial Services Consultant (2005- present). Executive Vice President, Bank of New York Broker-Dealer and Member of the Operating Committee (2002-2004). Weiss, Peck & Greer, Partner, Managing Director and Chair of the Operations Committee (1986-2001).	8	Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Shelley Y. Simms Year of Birth: 1968	Trustee	Since 2023	General Counsel, Corporate Secretary and Chief Compliance Officer, Xponance, Inc., a registered investment adviser (2004-present); Chief Compliance Officer, Xponance Alts Solutions, LLC, a registered investment adviser (2021-present); Chairperson (2023-present) and Commissioner (2018-present), Pennsylvania State Ethics Commission.	8	Board Member of 1st Colonial Bancorp and 1st Colonial Community Bank
James R. Wolford Year of Birth: 1954	Trustee	Since 1999	Chief Executive Officer of Corinthian Development Company (2013–present). President, Chief Operating Officer and Chief Financial Officer, Thompson National Properties (2011-2013). Chief Financial Officer, Pacific Office Properties, a real estate investment trust (2010-2011). Chief Financial Officer, Bixby Land Company, a real estate company (2004-2010). Regional Financial Officer, AIMCO, a real estate investment trust (2004). Chief Financial Officer, DBM Group, a direct mail marketing company (2001-2004). Senior Vice President and Chief Operating Officer, Forecast Commercial Real Estate Service, Inc. (2000-2001). Senior Vice President and Chief Financial Officer, Bixby Ranch Company (1985-2000).	8	None

(1)	“Fund complex” is defined as two or more registered investment companies that hold themselves out to investors as related companies or have a common investment adviser or affiliated investment advisers and in this case includes the series of the Trust as well as the following registered closed-end funds: City National Rochdale Select Strategies Fund and City National Rochdale Strategic Credit Fund.

Officers

Name and Year of Birth	Position with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years
Garrett R. D’Alessandro Year of Birth: 1957	President and Chief Executive Officer	2013-2021 and 2022-present	Chief Executive Officer, City National Rochdale (1986–present); Chief Investment Officer, City National Rochdale (2016-2018); President and Chief Executive Officer, City National Rochdale Funds (2013-2021 and 2022-present), City National Rochdale Select Strategies Fund (the “Select Strategies Fund”) (2016-2021 and 2022-present), and City National Rochdale Strategic Credit Fund (the “Strategic Credit Fund”) (2018-2022 and 2022-present).
Andrew Metzger SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1980	Treasurer (Principal Financial and Accounting Officer and Controller)	Since 2021	Director of Fund Accounting, SEI Investments Company (2020-present). Senior Director, Embark Consulting, LLC (2019-2020). Senior Manager, PricewaterhouseCoopers LLP (2002-2019). Treasurer (Principal Financial and Accounting Officer and Controller), City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (April 2021-present).
Rochelle Levy Year of Birth: 1985	Chief Compliance Officer (“CCO”), Anti-Money Laundering Officer (“AML Officer”) and Identity Theft Program Officer (“ITP Officer”)	Since 2022	Senior Vice President and Wealth Management Chief Compliance Officer, City National Bank (2022-present); CCO, AML Officer and ITP Officer, City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (September 2022-present); CCO and AML Officer, BNY Mellon Private Funds (2019-2022); CCO, BNY Mellon Commingled Funds (2019-2021); Investment Management, Head of Distribution Compliance BNY Mellon, N.A. (2019-2022); Vice President, JPMorgan Chase & Co. (2014-2019).
Mitchell Cepler Year of Birth: 1982	Vice President and Assistant Treasurer	Since 2015	Group Finance Manager, City National Rochdale (2011–present); Vice President and Assistant Treasurer, City National Rochdale Funds (2015-present), Select Strategies Fund (2016-present), and Strategic Credit Fund (2018-present).

Frank Bonsignore Year of Birth: 1967	Vice President and Secretary	Since 2023	Mutual Funds Oversight Lead, City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (2023-present); Director of Operations, BNY Mellon (1997-2023).
Matthew M. Maher SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1975	Assistant Secretary	Since 2019	Counsel, SEI Investments Company (2018-present); Assistant Secretary, City National Rochdale Funds, Select Strategies Fund, and Strategic Credit Fund (2019-present); Attorney, Blank Rome LLP (2015-2018); Assistant Counsel and Vice President, Bank of New York Mellon (2013-2014); Attorney, Dilworth Paxson LLP (2006-2013).

(1)	Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

The following is added to the bullet point list on page 70 of the SAI:

•	Ms. Simms, experience as a general counsel, corporate secretary, and chief compliance officer of a registered investment adviser.

The following is added to the table in the “Equity Securities Owned by Trustees” section beginning on page 72 of the SAI:

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2022.

Independent Trustees

Name of Trustee	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Shelley Y. Simms[1]	None	None

[1]	Effective September 1, 2023, Ms. Simms was appointed as an Independent Trustee of the Board of Trustees of the Trust.

The following is added to the table in the “Compensation” section beginning on page 73 of the SAI:

The following table sets forth the compensation of the Independent Trustees for the fiscal year ended September 30, 2022.

Name of Trustee	Aggregate Compensation from Registrant	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Registrant and Fund Complex Paid to Trustee
Shelley Y. Simms[1]	-	N/A	N/A	-

[1]	Ms. Simms received no compensation during the fiscal year ended September 30, 2022, as she was not yet a Trustee.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK-071-0100